UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/10

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  2800 Quarry Lake Drive
Suite 220
  Baltimore, MD 21209



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Baltimore, MD                   12/31/2010

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:  $227,018

                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
				TITLE 		VALUE							INVESTMENT	OTHER				VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(1X$1000)	SHARES		SH/PRN	DESCRETION	MANAGERS	SOLE		SHARED		NONE
Berkshire Hathaway - Class B	COM		84670207	 16,161 	201,737.00 	SH 	SOLE		N/A	 	201,737.00 	0		0
Exelon				COM		30161N101	 13,662 	328,108.43 	SH 	SOLE		N/A	 	328,108.43 	0		0
Canadian Natural Resources	COM		136385101	 13,457 	302,946.54 	SH 	SOLE		N/A	 	302,946.54 	0		0
Conocophillips			COM		20825C104	 13,378 	196,452.09 	SH 	SOLE		N/A	 	196,452.09 	0		0
Pfizer				COM		717081103	 13,311 	760,174.83 	SH 	SOLE		N/A	 	760,174.83 	0		0
Home Depot			COM		437076102	 10,204 	291,044.60 	SH 	SOLE		N/A	 	291,044.60 	0		0
Microsoft			COM		594918104	 10,103 	361,991.28 	SH 	SOLE		N/A	 	361,991.28 	0		0
U S Bancorp			COM		902973304	 8,983 		333,082.00 	SH 	SOLE		N/A	 	333,082.00 	0		0
Lockheed Martin			COM		539830109	 8,965 		128,237.96 	SH 	SOLE		N/A	 	128,237.96 	0		0
Wal-Mart Stores			COM		931142103	 8,672 		160,801.32 	SH 	SOLE		N/A	 	160,801.32 	0		0
Johnson & Johnson		COM		478160104	 8,379 		135,469.39 	SH 	SOLE		N/A	 	135,469.39 	0		0
Procter & Gamble		COM		742718109	 7,455 		115,879.35 	SH 	SOLE		N/A	 	115,879.35 	0		0
American Express		COM		25816109	 7,399 		172,379.22 	SH 	SOLE		N/A	 	172,379.22 	0		0
Thermo Fisher Scientific	COM		883556102	 7,385 		133,402.00 	SH 	SOLE		N/A	 	133,402.00 	0		0
Fairfax Financial		COM		303901102	 7,180 		17,531.00 	SH 	SOLE		N/A	 	17,531.00 	0		0
Contango Oil & Gas		COM		21075N204	 6,832 		117,940.00 	SH 	SOLE		N/A	 	117,940.00 	0		0
Automatic Data Processing	COM		53015103	 5,971 		129,022.00 	SH 	SOLE		N/A	 	129,022.00 	0		0
Coca Cola			COM		191216100	 5,881 		89,420.80 	SH 	SOLE		N/A	 	89,420.80 	0		0
Mastercard			COM		57636Q104	 5,764 		25,719.00 	SH 	SOLE		N/A	 	25,719.00 	0		0
Bank of America			COM		60505104	 5,688 		426,351.91 	SH 	SOLE		N/A	 	426,351.91 	0		0
Citigroup			COM		172967101	 5,594 		182,760.00 	SH 	SOLE		N/A	 	182,760.00 	0		0
Visa				COM		92826C839	 5,385 		76,513.00 	SH 	SOLE		N/A	 	76,513.00 	0		0
Sysco				COM		871829107	 5,097 		173,370.31 	SH 	SOLE		N/A	 	173,370.31 	0		0
Cisco Systems			COM		17275R102	 5,065 		250,349.00 	SH 	SOLE		N/A	 	250,349.00 	0		0
Accenture			COM		G1150G111	 3,381 		69,716.41 	SH 	SOLE		N/A	 	69,716.41 	0		0
United Healthcare		COM		91324P102	 2,717 		75,230.00 	SH 	SOLE		N/A	 	75,230.00 	0		0
Covidien			COM		G2554F105	 2,296 		50,277.07 	SH 	SOLE		N/A	 	50,277.07 	0		0
General Dynamics		COM		369550108	 2,261 		31,861.00 	SH 	SOLE		N/A	 	31,861.00 	0		0
Wells Fargo			COM		949746101	 2,074 		66,915.09 	SH 	SOLE		N/A	 	66,915.09 	0		0
Ensco				COM		26874Q100	 1,969 		36,888.00 	SH 	SOLE		N/A	 	36,888.00 	0		0
Google				COM		38259P508	 1,851 		3,117.00 	SH 	SOLE		N/A	 	3,117.00 	0		0
Abbott Laboratories		COM		002824100	 1,500 		31,315.00 	SH 	SOLE		N/A	 	31,315.00 	0		0
Paychex				COM		704326107	 1,014 		32,816.72 	SH 	SOLE		N/A	 	32,816.72 	0		0
Aon Corporation			COM		37389103	 819 		17,804.00 	SH 	SOLE		N/A	 	17,804.00 	0		0
B P Prudhoe Bay Royalty Trust	COM		55630107	 772 		6,100.00 	SH 	SOLE		N/A	 	6,100.00 	0		0
America Movil SAB		COM		02364W105	 163 		2,850.00 	SH 	SOLE		N/A	 	2,850.00 	0		0
Contango Ore Inc		COM		21077F100	 120 		11,413.00 	SH 	SOLE		N/A	 	11,413.00 	0		0
National Fuel Gas		COM		636180101	 110 		1,680.00 	SH 	SOLE		N/A	 	1,680.00 	0		0